GOLDMAN SACHS TRUST

Goldman Sachs Single-Sector Fixed Income Funds

Class A, Class C, Institutional, Service, Investor, Class R, Class R6 and Class P Shares, as applicable, of the

Goldman Sachs High Yield Fund,

Goldman Sachs High Yield Floating Rate Fund and

Goldman Sachs Short Duration High Yield Fund

(the “Funds”)

Supplement dated January 8, 2026, to the

Summary Prospectuses, Prospectuses and Statement of Additional Information (“SAI”),

each dated July 29, 2025

Effective on January 8, 2026 (the “Effective Date”), John McClain will begin serving as portfolio manager for the Funds. In addition, on the Effective Date, Alex Karam will begin serving as portfolio manager for the Goldman Sachs High Yield Floating Rate Fund.

Benjamin Johnson and Aakash Thombre will continue to serve as portfolio managers for the Funds.

Chris Stadtler will continue to serve as portfolio manager for the Goldman Sachs High Yield Floating Rate Fund.

Michael McGuiness will continue to serve as portfolio manager for the Goldman Sachs Short Duration High Yield Fund.

Accordingly, on the Effective Date, the Funds’ disclosures are modified as follows:

The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs High Yield Fund—Summary—Portfolio Management” section of the Prospectuses and the “Portfolio Managers” subsection of the “Portfolio Management” section of the Summary Prospectuses:

Portfolio Managers: Aakash Thombre, CFA, Managing Director, Global Co-Head of High Yield and Bank Loans, has managed the Fund since 2023; Benjamin Johnson, CFA, Managing Director, Global Head of Corporate Credit, has managed the Fund since 2025; and John McClain, CFA, Managing Director, Co-Head of Leveraged Credit, has managed the Fund since 2026.

The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs High Yield Floating Rate Fund—Summary—Portfolio Management” section of the Prospectuses and the “Portfolio Managers” subsection of the “Portfolio Management” section of the Summary Prospectuses:

Portfolio Managers: Aakash Thombre, CFA, Managing Director, Global Co-Head of High Yield and Bank Loans, has managed the Fund since 2023; Benjamin Johnson, CFA, Managing Director, Global Head of Corporate Credit, has managed the Fund since 2025; John McClain, CFA, Managing Director, Co-Head of Leveraged Credit, has managed the Fund since 2026; Alex Karam, Managing Director, Head of Bank Loans, has managed the Fund since 2026; and Chris Stadtler, CFA, Vice President, has managed the Fund since 2025.

The following replaces in its entirety the “Portfolio Managers” subsection of the “Goldman Sachs Short Duration High Yield Fund—Summary—Portfolio Management” section of the Prospectuses and the “Portfolio Managers” subsection of the “Portfolio Management” section of the Summary Prospectuses:

Portfolio Managers: Michael McGuiness, Managing Director, Head of High Yield and Bank Loans research and a portfolio manager for the Opportunistic Corporate Credit funds, has managed the Fund since 2019; Aakash Thombre, CFA, Managing Director, Global Co-Head of High Yield and Bank Loans, has managed the Fund since 2021; Benjamin Johnson, CFA, Managing Director, Global Head of Corporate Credit, has managed the Fund since 2025; and John McClain, CFA, Managing Director, Co-Head of Leveraged Credit, has managed the Fund since 2026.

The following rows are added to the table under the “Fixed Income Portfolio Management Team” subsection of the “Service Providers—Fund Managers” section of the Prospectuses:

Name and Title	Fund Responsibility	Years Primarily Responsible	Five Year Employment History
John McClain, CFA Managing Director	Portfolio Manager— High Yield Fund High Yield Floating Rate Fund Short Duration High Yield Fund	Since 2026	Mr. McClain joined the Investment Adviser in 2025. He is Co-Head of the Leveraged Credit team. Before joining the Investment Adviser, Mr. McClain led the Corporate Credit, High Yield and Global High Yield strategies at Brandywine Global Investment Management. Prior to that, he led Below Investment Grade strategies at Diamond Hill Capital Management, Inc.
Alex Karam, Managing Director	Portfolio Manager— High Yield Floating Rate Fund	Since 2026	Mr. Karam joined the Investment Adviser in 2025. He is Head of Bank Loan portfolio management. Before joining the Investment Adviser, Mr. Karam was a portfolio manager for High Yield Credit Fund at Fidelity Investments.

This Supplement should be retained with your Summary Prospectuses, Prospectuses and SAI for future reference.

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